Label	Element	Value
Performance Trust Credit Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Performance Trust Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Performance Trust Credit Fund (the “Fund”) is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through December 31, 2023.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by active allocation primarily in the fixed-income securities market. The Adviser will use a value-oriented strategy to select investments that the Adviser believes have superior risk-reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality.

Investments are selected for the Fund by applying a process whereby the Adviser makes a forward projection of an instrument’s total return characteristics over a variety of interest rate scenarios, yield curve shifts and time horizons. This process, along with other relative value assessments, is applied on a top-down basis to determine allocations among sectors in the fixed-income universe. The process is also applied, along with in-depth credit assessments, on a bottom-up basis to select specific investments within each sector. These sectors may include, but are not limited to: U.S. government securities, corporate debt securities, including high-yield debt securities, municipal securities, mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities.

The Adviser will and expects to allocate the Fund’s assets across different sectors in response to the changing environment, which includes but is not limited to, financial, market, economic, and political factors, and trends or events that the Adviser’s investment process determines may affect the Fund’s investments. The Fund’s allocation to different sectors will change over the life of the Fund, sometimes quickly, and the Fund may invest without limit to any sector or number of sectors in the fixed-income universe.

The Fund may invest in securities of any credit quality and maturity. Depending upon the Adviser’s allocation among different sectors, the Fund may invest without limit in securities rated below investment grade, or unrated securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in fixed-income instruments. The Fund’s investments in fixed-income instruments may consist of, but are not limited to, securities or other income producing instruments (such as loans) as follows: (1) securities issued or guaranteed by the U.S. Government, its agencies or sponsored corporations, (2) corporate obligations, (3) mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”)) and other asset-backed securities, collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multi-class pass-through securities, private mortgage pass-through securities, stripped mortgage-backed securities (“SMBS”) (which include, interest-only and principal-only securities), and inverse floaters, (4) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), (5) municipal securities and other debt obligations issued by state and local governments and government-sponsored entities, (6) distressed and defaulted securities, (7) payment-in-kind bonds, (8) zero-coupon bonds, (9) cash and cash equivalents, (10) other short-term investments including, but not limited to, commercial paper, certificates of deposit, repurchase agreements and investments in money market funds or similar pooled investments, and (11) other instruments bearing fixed or variable interest rates of any maturity.

The Fund may invest in derivatives, specifically futures contracts, options and swaps, to achieve its investment objective or to attempt to hedge some of the Fund’s investment risk. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third (33 1/3%) of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.

The Fund may allocate to sectors described above by investing in other investment companies, including but not limited to, other open-end or closed-end investment companies and exchange-traded funds (“ETFs”). The allocation amount may be limited by tax considerations or other factors.

The Adviser intends to construct the Fund’s investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Fund’s investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will conform to these limits. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of the security’s price to changes in interest rates. The longer the duration of the Fund’s portfolio, the more sensitive its market value will be to changes in interest rates. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of ten years would rise by approximately 10%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 10%.

The Fund’s portfolio managers may sell an investment to satisfy redemption requests, when an investment no longer satisfies the Fund’s investment criteria as described above, or when a more attractive investment opportunity becomes available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
The principal risks of investing in the Fund include:

Management Risk
The Fund is actively managed by the Adviser. Strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk; Recent Market Events
The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. U.S. and international markets have experienced a significant period of volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

New Fund Risk
The Fund is a recently organized, management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders.

Fixed-Income Securities Risks
Fixed-income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Fixed-Income Securities Risk
High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO. Junk bonds are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk
Trading opportunities are more limited for fixed-income securities, including MBS, that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Accordingly, there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Interest Rate Risk
Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Mortgage-Backed Securities Risk:

➢    Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal. In addition, the liquidity of such investments may change over time.

➢    Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

➢    Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

➢    Interest-Only and Principal-Only Securities Risk. These securities are extremely sensitive to changes in interest rates and prepayment rates.

Commercial Mortgage-Backed Securities Risk
CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Collateralized Debt Obligation/Collateralized Loan Obligation Risk
In addition to the normal interest rate, default and other risks of fixed-income securities, CDOs and CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs and CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Residential Mortgage-Backed Securities Risk
RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Credit risk on RMBS arises from losses due to delinquencies and defaults by borrowers in payments on the underlying mortgages. The rate of delinquencies and defaults on RMBS and the amount of the resulting losses depend on a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans, and generally have higher default rates than loans that meet government underwriting requirements. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default. Recently, delinquency and defaults on residential mortgage loans have increased significantly and may continue to increase. Residential property values in many geographical areas have declined, and the continued decline (or lack of increase) in those values may result in additional increases in delinquencies and defaults on residential mortgages.

Inverse Floating Rate Debt Instruments Risk
The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate bonds underlying the inverse floaters. The price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.

Stripped Mortgage-Backed Securities Risk
SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings & loans, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

Asset-Backed Securities Risk
The impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security. Like mortgage-backed securities, asset-backed securities are also subject to prepayment risk and extension risk.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or the instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Government-Sponsored Entities Risk
The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Credit Risk
Fixed-income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed- income securities involve greater credit risk, including the possibility of default or bankruptcy.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or particular types of projects may have a disproportionate impact on the Fund’s share price. Municipal securities may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Derivative Securities Risk
The Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge. Because the use of derivative instruments often creates economic leverage, the Fund’s investments in derivatives could create exposure greater than the value of the securities in the Fund’s portfolio. Investing in derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. During unfavorable market conditions, derivative instruments could become harder to value or sell at a fair price. As a result, the Fund may be unable to liquidate a position because of an illiquid secondary market. Investments in derivative instruments are also subject to the risk that a counterparty to the derivative instrument may become insolvent, enter administration, liquidate or otherwise fail to perform its obligations due to financial difficulties. In such situations, the Fund may obtain no recovery of its investment, or any recovery may be delayed.

➢ Futures Contract Risk
Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.

➢ Options Risk
Options are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.

➢ Swap Agreements Risk
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and typically will not have liquidity beyond the counterparty to the agreement.

LIBOR Transition Risk
The Fund may invest in securities or derivatives that use LIBOR as a benchmark or reference rate. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

Valuation Risk
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Trust’s Board of Trustees (the “Board of Trustees”) may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Other Investment Companies Risk
The Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs, as a means to pursue its investment objective. When the Fund invests in other investment companies, it will bear a proportionate share of the other investment company’s operating expenses. In addition, the risks of owning an ETF generally reflect the risks of owning the underlying securities owned by the ETF.

Defaulted Securities Risk
Investments in defaulted securities entail high risk and have speculative characteristics. Risks of such investments include the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in working or restructuring or in bankruptcy or similar proceeding).

Repurchase Agreement Risk
Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

Reverse Repurchase Agreement Risk
A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ptam.com or by calling 1- 877-738-9095.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have a performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1- 877-738-9095
Performance Trust Credit Bond Fund | Performance Trust Credit Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.39%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 446

[1]	Estimated for the current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, PT Asset Management, LLC (the “Adviser”), and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of any Excluded Expenses) for Institutional Class shares do not exceed 0.99% of the Fund’s average daily net assets through at least December 31, 2023. “Excluded Expenses” include any front-end or contingent deferred loads, Rule 12b-1 or shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.